ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of gross carrying amount, accumulated amortization and net carrying amount of the intangible assets
	As of December 31,
	2013	2014
Intangible assets:
Domain name, trademarks and online licenses	$25,001	$122
Operating platforms and technology	1,264	363
Game license, webgame cooperation agreement and content copyright	5,278	5,668
User generated content	1,395	-
Customer and broadcasters relationship	793	-
Login users and registered user list	635	169
Non-compete agreement	195	-
	$34,561	$6,322
Less: Accumulated amortization
Operating platforms and technology	$(936)	$(363)
Game license, webgame cooperation agreement and content copyright	(3,773)	(3,669)
User generated content	(931)	-
Customer and broadcasters relationship	(582)	-
Login users and registered user list	(575)	(169)
Non-compete agreement	(159)	-
	$(6,956)	$(4,201)
Less: Accumulated impairment
Domain name, trademarks and online licenses	$-	$(121)
Game license, webgame cooperation agreement and content copyright	(208)	(1,998)
	$(208)	$(2,119)
Intangible asset, net	$27,397	$2